Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 37,333	$ 30,046	$ 89,388	$ 101,931	$ 78,236
Foreign currency translation adjustment	28	0	(31)	0	0
Other comprehensive income (loss), before tax	28	0	(31)	0	0
Income tax expense on other comprehensive income (loss)	0	0	0	0	0
Other comprehensive income (loss), net of tax	28	0	(31)	0	0
Comprehensive income	$ 37,361	$ 30,046	$ 89,357	$ 101,931	$ 78,236